Stock-based compensation - Summary of incentive plan for members of management (Details) - Performance Based Shares - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock
Non-vested at beginning of period	358,512	345,365	382,186
Granted	191,479	253,943	218,169
Performance Shares Quantity Adjustment	54,306	(7)	15,061
Vested	(273,974)	(234,421)	(270,051)
Forfeited	(8,440)	(6,368)
Non-vested at end of period	321,883	358,512	345,365
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 41.23	$ 41.68	$ 36.41
Granted	69.38	42.49	55.55
Performance Shares Quantity Adjustment	54.21	48.79	55.72
Vested	55.11	42.64	44.73
Forfeited	43.48	44.26
Non-vested at end of period	$ 47.98	$ 41.23	$ 41.68